Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Derivatives designated as cash flow hedging instruments:
Cost of revenues	$ (6)
Sales and marketing	(3)	(1)
General and administrative	(1)
Total loss	$ (10)	$ (1)